Share capital and other equity - Ordinary shares (Details) - GBP (£)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2025
Share capital and other equity
Consideration for shares repurchased			£ 579,000,000	£ 2,716,000,000	£ 2,416,000,000
On-market share buyback programme
Share capital and other equity
Consideration for shares repurchased			586,300,000	450,900,000	£ 1,151,700,000
2025 Authority
Share capital and other equity
Number of shares authorised for buyback						807,750,182
Authorised amount for share buyback						£ 750,000,000
Consideration for shares repurchased		£ 574,458,965
Number of own shares purchased		104,103,117
Nominal value of own shares purchased		£ 112,111,049
Purchase price per share		£ 5.518173
Percentage of issued shares repurchased		1.27%
HM Treasury
Share capital and other equity
Consideration for shares repurchased	£ 1,200,000,000
Purchase price per share	£ 3.162
Number of treasury stock, shares cancelled	222,400,000
Shares held in treasury	170,000,000
Ordinary shares
Share capital and other equity
Authorized share capital		£ 0	0
Authorized share capital granted		£ 435,000,000	£ 435,000,000
Shares held in treasury		221,000,000	221,000,000
Interim dividend paid			£ 768,000,000	£ 498,000,000
Interim dividend per share			£ 0.095	£ 0.06
Final dividend recommended			£ 1,800,000,000	£ 1,200,000,000
Final dividend recommended, per share			£ 0.23	£ 0.155